Revenues (Tables)	12 Months Ended
Oct. 03, 2020
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue by Major Source
The following table presents our revenues by segment and major source:

	2020
	Disney Media and Entertainment Distribution	Disney Parks, Experiences and Products	Consolidated
Affiliate fees	$17,929	$—	$17,929
Advertising	10,851	4	10,855
Subscription fees	7,645	—	7,645
Theme park admissions	—	4,038	4,038
Resort and vacations	—	3,402	3,402
Retail and wholesale sales of merchandise, food and beverage	—	4,952	4,952
TV/SVOD distribution licensing	6,253	—	6,253
Theatrical distribution licensing	2,134	—	2,134
Merchandise licensing	32	3,210	3,242
Home entertainment	1,802	—	1,802
Other	1,704	1,432	3,136
Total revenues	$48,350	$17,038	$65,388

	2019
	Disney Media and Entertainment Distribution	Disney Parks, Experiences and Products	Consolidated
Affiliate fees	$15,948	$—	$15,948
Advertising	10,507	6	10,513
Subscription fees	2,115	—	2,115
Theme park admissions	—	7,540	7,540
Resort and vacations	—	6,266	6,266
Retail and wholesale sales of merchandise, food and beverage	—	7,716	7,716
TV/SVOD distribution licensing	5,555	—	5,555
Theatrical distribution licensing	4,726	—	4,726
Merchandise licensing	51	3,329	3,380
Home entertainment	1,961	—	1,961
Other	1,958	1,929	3,887
Total revenues	$42,821	$26,786	$69,607

	2018
	Disney Media and Entertainment Distribution	Disney Parks, Experiences and Products	Consolidated
Affiliate fees	$13,279	$—	$13,279
Advertising	7,897	7	7,904
Subscription fees	97	—	97
Theme park admissions	—	7,183	7,183
Resort and vacations	—	5,938	5,938
Retail and wholesale sales of merchandise, food and beverage	—	7,365	7,365
TV/SVOD distribution licensing	4,788	—	4,788
Theatrical distribution licensing	4,303	—	4,303
Merchandise licensing	70	3,122	3,192
Home entertainment	1,859	—	1,859
Other	1,884	1,642	3,526
Total revenues	$34,177	$25,257	$59,434
Amounts for fiscal 2018 reflect our historical accounting prior to the adoption of new revenue guidance.

Disaggregation of Revenue by Geographical Markets
The following table presents our revenues by segment and primary geographical markets:

	2020			2019
	Disney Media and Entertainment Distribution	Disney Parks, Experiences and Products	Consolidated	Disney Media and Entertainment Distribution	Disney Parks, Experiences and Products	Consolidated
Americas	$39,163	$12,829	$51,992	$33,602	$20,203	$53,805
Europe	5,240	2,093	7,333	4,762	3,244	8,006
Asia Pacific	3,947	2,116	6,063	4,457	3,339	7,796
Total revenues	$48,350	$17,038	$65,388	$42,821	$26,786	$69,607

Contract with Customer, Asset and Liability	Contract assets, accounts receivable and deferred revenues from contracts with customers are as follows:

	October 3, 2020	September 28, 2019
Contract assets	$70	$150
Accounts Receivable
Current	11,340	12,755
Non-current	1,789	1,962
Allowance for credit losses	(460)	(375)
Deferred revenues
Current	3,688	4,050
Non-current	513	619